Cash and Bank Balances (Details) - Schedule of Cash and Bank Balances	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)	Jun. 30, 2021 MYR (RM)
Cash and Bank Balances [Abstract]
Cash and bank balances	RM 9,987,324	$ 2,115,062	RM 31,453,867	$ 6,661,132	RM 28,171,145	RM 8,106,006
Deposits with license banks	23,373,900	4,950,000	24,729,745
Cash and bank balances	RM 33,361,224	$ 7,065,062	RM 56,183,612		RM 28,171,145